Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
May 29, 2011
Adjustments to interest rate on funds borrowed	0.00%
Credit Rating [Member] | Revolving Credit Facility [Member]
Facility fee percentage range on the credit facility	0.050 percent to 0.150 percent
Revolving Credit Facility [Member]
Maximum borrowing available under the credit facility	750,000,000
Total debt to total capitalization ratio	0.75
Expiration date of credit facility	September 20, 2012
Sub-limit amount for the issuance of letters of credit of the total borrowings of revolving credit	150,000,000
Increase in credit facility	250,000,000
Maximum aggregate borrowings available	1,000,000,000
Base interest rate percentage of revolving credit facility in addition to federal funds rate	0.50%
Applicable interest rate assuming a BBB equivalent credit rating level	0.35%
Maximum amount of borrowings resulting in fluctuation of LIBOR or base rate	100,000,000
Facility fee percentage range on the credit facility	0.070 percent to 0.175 percent
Minimum percentage of outstanding amounts on aggregate commitments resulting in decrease of facility fee percentage	50.00%
Amount outstanding under credit facility	0
Remaining credit available	496,300,000
Commercial Paper [Member]
Amount outstanding under credit facility	185,500,000
Letters of Credit [Member]
Amount outstanding under credit facility	68,200,000
New Senior Notes [Member]
Maximum range of interest rate adjustment on funds borrowed	2.00%
5.625% Senior Notes Due October 2012 [Member]
Face amount of debt	350,000,000
Interest rate of debt	5.625%
Maturity date of debt	Oct. 01, 2012
6.200 Percent Senior Notes Due October 2017 [Member]
Face amount of debt	500,000,000
Interest rate of debt	6.20%
Maturity date of debt	Oct. 01, 2017
6.800% Senior Notes Due October 2037 [Member]
Face amount of debt	300,000,000
Interest rate of debt	6.80%
Maturity date of debt	Oct. 01, 2037